Derivative Liabilities - Schedule of Convertible Note Derivatives (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liabilities as of December 31, 2019	$ 458,745
Initial derivative liabilities at new note issuance	625,336	311,250
Initial loss	(34,287)
Conversion	(359,811)
Mark to market changes	157,546	147,495
Derivative liabilities as of September 30, 2020	$ 847,529	$ 458,745